OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                   	Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Shares                                                              Value

          COMMON STOCKS- 96.3 %
          Energy - 9.3 %
          Coal & Consumable Fuels - 1.5 %
1,258,543 Paladin Energy, Ltd. *                                  $4,164,049
          Integrated Oil & Gas - 6.8 %
1,466,056 BP Amoco Plc                                            $8,516,722
260,371   Repsol SA                                                5,909,504
184,220   Royal Dutch Shell Plc (A Shares)                         4,895,322
                                                                  $19,321,548
          Oil & Gas Exploration & Production - 1.0 %
  632     Inpex Corp. *                                           $2,858,243
          Total Energy                                            $26,343,840
          Materials - 9.9 %
          Diversified Metals & Mining - 2.4 %
206,886   BHP Billiton, Ltd.                                      $6,865,790
          Fertilizers & Agricultural Chemicals - 3.1 %
 29,282   Potash Corporation Saskatchewan, Inc.                   $4,311,775
111,310   Yara International ASA *                                 4,449,063
                                                                  $8,760,838
          Gold - 2.0 %
134,843   Anglogold Ashanti, Ltd.                                 $5,722,523
          Metal & Glass Containers - 1.2 %
727,375   Rexam Plc                                               $3,378,478
          Steel - 1.2 %
1,451,000 Sumitomo Metal Industries, Ltd. *                       $3,390,571
          Total Materials                                         $28,118,200
          Capital Goods - 7.6 %
          Aerospace & Defense - 1.0 %
276,586   Finmeccanica S.p.A.                                     $2,769,127
          Construction & Engineering - 1.2 %
 49,098   GS Engineering & Construction Corp. *                   $3,514,941
          Electrical Component & Equipment - 1.3 %
 34,837   Schneider Electric SA                                   $3,677,481
          Heavy Electrical Equipment - 3.0 %
 94,302   Alstom SA                                               $4,480,542
503,000   Mitsubishi Electric Corp.* (b)                           4,024,989
                                                                  $8,505,531
          Trading Companies & Distributors - 1.1 %
376,600   Itochu Corp. *                                          $3,064,120
          Total Capital Goods                                     $21,531,200
          Commercial Services & Supplies - 1.8 %
          Environmental & Facilities Services - 1.8 %
941,683   Tomra Systems ASA *                                     $5,175,551
          Total Commercial Services & Supplies                    $5,175,551
          Transportation - 2.9 %
          Airlines - 2.9 %
1,687,462 Ryanair Holdings Plc *                                  $8,170,207
          Total Transportation                                    $8,170,207
          Automobiles & Components - 1.3 %
          Automobile Manufacturers - 1.3 %
 90,179   Renault SA *                                            $3,645,691
          Total Automobiles & Components                          $3,645,691
          Consumer Durables & Apparel - 4.7 %
          Apparel, Accessories & Luxury Goods - 1.1 %
 81,799   CIE Financiere Richemont AG                             $3,167,720
          Consumer Electronics - 0.9 %
256,000   Sharp Corp. *                                           $2,441,440
          Homebuilding - 2.7 %
443,516   Gafisa SA *                                             $3,026,413
802,000   Sekisui Chemical Co., Ltd. *                             4,709,555
                                                                  $7,735,968
          Total Consumer Durables & Apparel                       $13,345,128
          Media - 3.5 %
          Cable & Satellite - 3.5 %
280,458   Eutelsat Communications SA                              $10,059,588
          Total Media                                             $10,059,588
          Food & Drug Retailing - 2.0 %
          Food Retail - 2.0 %
159,300   FamilyMart Co., Ltd. *                                  $5,754,060
          Total Food & Drug Retailing                             $5,754,060
          Food, Beverage & Tobacco - 5.5 %
          Agricultural Products - 0.8 %
3,116,000 Chaoda Modern Agriculture * (b)                         $2,323,657
          Packaged Foods & Meats - 2.1 %
157,370   Cermaq ASA *                                            $1,617,360
160,091   Unilever Plc                                             4,231,614
                                                                  $5,848,974
          Tobacco - 2.6 %
163,114   Imperial Tobacco Group Plc                              $4,517,780
  902     Japan Tobacco, Inc. *                                    2,795,869
                                                                  $7,313,649
          Total Food, Beverage & Tobacco                          $15,486,280
          Health Care Equipment & Services - 3.0 %
          Health Care Equipment - 1.4 %
 36,590   Synthes, Inc. *                                         $4,031,937
          Health Care Services - 1.6 %
 78,175   Fresenius Medical Care AG                               $4,413,095
          Total Health Care Equipment & Services                  $8,445,032
          Pharmaceuticals & Biotechnology - 2.2 %
          Pharmaceuticals - 2.2 %
 11,306   Roche Holdings AG                                       $1,534,966
 84,169   Sanofi-Aventis SA                                        4,810,578
                                                                  $6,345,544
          Total Pharmaceuticals & Biotechnology                   $6,345,544
          Banks - 14.7 %
          Diversified Banks - 14.7 %
 95,126   BNP Paribas SA                                          $5,915,492
626,738   Development Bank of Singapore, Ltd.                      6,444,524
1,150,418 HSBC Holding Plc                                         11,336,119
603,999   Mitsubishi UFJ Financial Group, Inc. *                   2,875,716
175,468   Societe Generale                                         8,871,073
214,000   Sumitomo Mitsui Financial Group, Inc. * (b)              6,353,751
                                                                  $41,796,675
          Total Banks                                             $41,796,675
          Diversified Financials - 5.3 %
          Asset Management & Custody Banks - 1.0 %
909,719   Man Group Plc                                           $2,891,418
  821     Reinet Investments SCA *                                    11,961
                                                                  $2,903,379
          Diversified Capital Markets - 4.3 %
171,191   CS Group                                                $7,475,599
283,121   UBS AG *                                                 4,761,668
                                                                  $12,237,267
          Total Diversified Financials                            $15,140,646
          Insurance - 4.5 %
          Life & Health Insurance - 3.3 %
1,378,000 China Life Insurance Co., Ltd.                          $5,284,261
206,900   T&D Holdings, Inc. *                                     3,947,452
                                                                  $9,231,713
          Multi-Line Insurance - 1.2 %
596,460   Aviva Plc                                               $3,467,445
          Total Insurance                                         $12,699,158
          Software & Services - 3.8 %
          Home Entertainment Software - 3.8 %
764,035   Take-Two Interactive Software, Inc. * (b)               $6,356,771
521,569   UBISOFT Entertainment SA*                                4,491,568
                                                                  $10,848,339
          Total Software & Services                               $10,848,339
          Technology Hardware & Equipment - 1.9 %
          Computer Storage & Peripherals - 0.9 %
 77,043   Gemalto NV *                                            $2,626,903
          Electronic Manufacturing Services - 1.0 %
368,400   Hon Hai Precision Industry (G.D.R.) *                   $2,709,120
          Total Technology Hardware & Equipment                   $5,336,023
          Semiconductors - 0.8 %
          Semiconductors - 0.8 %
521,025   CSR Plc *                                               $2,236,170
          Total Semiconductors                                    $2,236,170
          Telecommunication Services - 8.1 %
          Integrated Telecommunication Services - 2.6 %
268,436   Deutsche Telekom AG                                     $3,518,832
 87,100   Nippon Telegraph & Telephone Corp. *                     3,743,100
                                                                  $7,261,932
          Wireless Telecommunication Services - 5.5 %
504,000   China Mobile, Ltd. *                                    $5,162,344
4,355,321 Vodafone Group Plc                                       10,520,393
                                                                  $15,682,737
          Total Telecommunication Services                        $22,944,669
          Utilities - 3.5 %
          Independent Power Producer & Energy Traders - 0.1 %
323,224   Clipper Windpower Plc *                                 $  208,314
          Multi-Utilities - 2.1 %
701,353   National Grid Plc                                       $5,900,735
          Water Utilities - 1.3 %
229,685   Suez Environnement SA                                   $3,687,662
          Total Utilities                                         $9,796,711
          TOTAL COMMON STOCKS
          (Cost  $248,436,773)                                    $273,218,712
          RIGHTS/WARRANTS - 0.0 %
          Real Estate - 0.0 %
          Diversified Real Estate Activities - 0.0 %
 35,400   Henderson Land Development Co. Exp. 6/2/11 *            $    4,778
          Total Real Estate                                       $    4,778
          TOTAL RIGHTS/WARRANTS
Principal (Cost  $0.00)                                           $    4,778
Amount ($)TEMPORARY CASH INVESTMENTS - 2.6%
          Securities Lending Collateral  - 2.6% (c)
          Certificates of Deposit:
214,891   Bank of Nova Scotia, 0.47%, 9/7/10                      $ 214,891
150,424   BBVA Group NY, 0.51%, 7/26/11                             150,424
214,891   BNP Paribas Bank NY, 0.38%, 11/8/10                       214,891
107,446   DNB Nor Bank ASA NY, 0.27%, 11/10/10                      107,446
214,891   Nordea NY,  0.5%, 12/10/10                                214,891
214,891   RoboBank Netherland NV NY, 8/8/11                         214,891
214,891   Royal Bank of Canada NY, 0.26%, 1/21/11                   214,891
214,891   SocGen NY,  0.34%, 11/10/10                               214,891
107,446   Svenska NY,  0.275%, 11/12/10                             107,446
                                                                  $1,654,662
          Commercial Paper:
128,935   American Honda Finance, 0.33%, 5/4/11                   $  128,935
 86,497   American Honda Finance, 1.29%, 6/20/11                      86,497
 79,102   Australia & New Zealand Banking Group, 1.04%, 8/4/11        79,102
102,147   Caterpillar Financial Services Corp., 1.29%, 6/24/11       102,147
236,380   CBA, 0.56%, 1/3/11                                         236,380
 42,958   CHARFD, 0.38%, 10/15/10                                     42,958
150,289   CHARFD, 0.31%, 12/14/10                                    150,289
 85,917   CLIPPR, 0.45%, 10/8/10                                      85,917
128,843   CLIPPR, 0.28%, 12/1/10                                     128,843
128,935   CLIPPR, 0.45%, 9/1/10                                      128,935
 69,361   FAIRPP, 0.3%, 11/9/10                                       69,361
 85,898   FASCO, 0.27%, 12/1/10                                       85,898
 98,840   FASCO, 0.45%, 9/9/10                                        98,840
107,444   FASCO, 0.46%, 9/2/10                                       107,444
214,924   Federal Home Loan Bank, 0.37%, 6/1/11                      214,924
107,438   GE Corp., 0.548%, 1/26/11                                  107,438
 21,474   General Electric Capital Corp., 0.61%, 6/6/11               21,474
 23,423   General Electric Capital Corp., 0.59%, 10/6/10              23,423
 23,260   General Electric Capital Corp., 0.62%, 10/21/10             23,260
181,620   JPMorgan Chase & Co., 0.89%, 09/24/10                      181,620
107,437   RANGER,  0.25%, 9/13/10                                    107,437
171,808   SANTANDER, 0.43%, 10/22/10                                 171,808
 42,960   SRCPP, 0.38%, 10/12/10                                      42,960
 64,446   STRAIT, 0.36%, 10/4/10                                      64,446
107,399   TBLLC, 0.38%, 10/12/10                                     107,399
107,439   TBLLC, 0.24%, 9/10/10                                      107,439
214,891   Toyota Motor Credit Corp., 0.29%, 1/10/11                  214,891
214,778   VARFUN, 0.35%, 10/25/10                                    214,778
128,940   Wachovia, 0.69%, 3/22/11                                   128,940
214,891   Westpac, 0.5%, 07/29/11                                    214,891
 85,948   WFC, 0.61%, 12/2/10                                         85,948
                                                                  $3,564,622

          Tri-party Repurchase Agreements:
394,166   Barclays Capital Markets, 0.24%, 9/1/10                 $  394,167
537,228   Deutsche Bank Securities, Inc., 0.24%, 9/1/10              537,228
214,891   HSBC Bank USA NA, 0.24% 9/1/10                             214,891
429,782   RBS Securities, Inc., 0.25%, 9/1/10                        429,782
                                                                  $1,576,068
 Shares   Money Market Mutual Funds:
214,891   Blackrock Liquidity Temporary Cash Fund                 $  214,891
214,891   Dreyfus Preferred Money Market Fund                        214,891
214,891   Fidelity Prime Money Market Fund                           214,891
                                                                  $  644,673
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost $7,440,025)                                       $7,440,025

          TOTAL INVESTMENT IN SECURITIES - 98.9%
          (Cost  $283,990,425) (a)                                $280,663,515
          OTHER ASSETS AND LIABILITIES - 1.1%                     $3,005,416
          TOTAL NET ASSETS - 100.0%                               $283,668,931

(A.D.R.)  American Depositary Receipt

(G.D.R.)  Global Depositary Receipt

   *      Non-income producing security.

  (a) At August 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $290,904,500 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               $8,487,086

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (18,728,071)

          Net unrealized gain                                     $(10,240,985)

  (b)     At August 31, 2010, the following securities were out on loan:

 Shares   Description                                                 Value
1,795,000 Chaoda Modern Agriculture *                             $1,407,554
300,000   Mitsubishi Electric Corp.*                               2,363,712
200,000   Sumitomo Mitsui Financial Group, Inc. *                  5,911,051
737,700   Take-Two Interactive Software, Inc. *                    6,137,664
          Total                                                   $  15,819,980

 (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.



             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                 credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of August 31, 2010, in valuing the Fund's assets:
                              Level 1     Level 2    Level 3      Total
Common Stocks               $10,668,546  $262,550,166   $0  $273,218,712
Rights/ Warrants	          4,778       0          0         4,778
Temporary Cash Investments       0         6,795,352    0      6,795,352
Money Market Mutual Funds       644,673      0           0       644,673
Total                       $11,317,997  $269,345,518   $0  $280,663,515



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2010

* Print the name and title of each signing officer under his or her signature.